ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES

5. ACCRUED EXPENSES:

The following table summarizes accrued expenses included in the condensed consolidated balance sheets (in thousands):

	July 31, 2021	October 31, 2020

Salaries and other compensation	$634	$737
Vendors	1,168	671
Professional fees	404	329
Total accrued expenses	$2,206	$1,737

5. ACCRUED EXPENSES

The following table represents the major components of accrued expenses (in thousands):

	October 31,
	2020	2019
Salaries and other compensation	$737	$158
Vendors	671	3,194
Professional fees	329	126
Total accrued expenses	$1,737	$3,478